UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23234

BMT Investment Funds
(Exact name of registrant as specified in charter)

1436 Lancaster Avenue,
Berwyn PA, 19312
(Address of principal executive offices) (Zip code)

Jennifer Dempsey Fox
1436 Lancaster Avenue,
Berwyn PA, 19312
 (Name and address of agent for service)

(610) 527-8397
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2019

Date of reporting period:  February 28, 2019

Item 1. Schedule of Investments.

BMT Multi-Cap Fund
Schedule of Investments as of February 28, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.11%
Automobiles & Components - 1.56%
Aptiv PLC (a)	23,775	$1,975,940
Dorman Products, Inc. (b)	13,147	1,063,593
		3,039,533
Banks - 8.95%
BB&T Corp.	58,655	2,989,645
Camden National Corp.	52,694	2,363,326
JPMorgan Chase & Co.	37,305	3,893,150
South State Corp.	44,097	3,132,651
Union Bankshares Corp.	84,717	3,013,384
Wells Fargo & Co.	41,388	2,064,847
		17,457,003
Capital Goods - 9.47%
Astec Industries, Inc.	34,932	1,333,005
Cubic Corp.	33,550	2,070,035
Hexcel Corp.	38,226	2,757,624
Honeywell International, Inc.	20,130	3,101,429
Johnson Controls International PLC (a)	62,297	2,197,215
Nordson Corp.	17,910	2,431,462
Spirit AeroSystems Holdings, Inc. - Class A	23,527	2,324,468
Standex International Corp.	27,545	2,258,965
		18,474,203
Commercial & Professional Services - 2.10%
ABM Industries, Inc.	61,074	2,177,899
Brady Corp. - Class A	40,544	1,918,136
		4,096,035
Consumer Durables & Apparel - 3.15%
Brunswick Corp.	32,513	1,714,735
VF Corp.	25,583	2,234,931
Wolverine World Wide, Inc.	61,492	2,198,954
		6,148,620
Consumer Services - 1.11%
Darden Restaurants, Inc.	19,242	2,157,221

Diversified Financials - 2.92%
Cboe Global Markets, Inc.	17,082	1,638,335
The Charles Schwab Corp.	43,016	1,979,166
Raymond James Financial, Inc.	25,132	2,075,400
		5,692,901

	Shares	Value
Energy - 4.43%
Anadarko Petroleum Corp.	27,560	1,198,860
Apache Corp.	46,652	1,547,914
EOG Resources, Inc.	21,231	1,995,714
Occidental Petroleum Corp.	34,494	2,281,778
Schlumberger Ltd. (a)	36,720	1,617,883
		8,642,149
Food & Staples Retailing - 1.75%
Sysco Corp.	36,328	2,453,957
Walgreens Boots Alliance, Inc.	13,528	963,058
		3,417,015
Food, Beverage & Tobacco - 2.96%
Hormel Foods Corp.	51,187	2,219,468
McCormick & Co., Inc.	11,263	1,531,543
PepsiCo, Inc.	17,509	2,024,741
		5,775,752
Health Care Equipment & Services - 13.18%
Abbott Laboratories	40,089	3,111,708
Becton Dickinson and Co.	14,778	3,676,618
Laboratory Corp of America Holdings (b)	13,374	1,982,562
LHC Group, Inc. (b)	20,987	2,302,064
Masimo Corp. (b)	18,660	2,449,685
Merit Medical Systems, Inc. (b)	37,267	2,076,890
STERIS PLC (a)	22,120	2,675,635
Stryker Corp.	14,370	2,708,889
Teleflex, Inc.	9,716	2,816,085
US Physical Therapy, Inc.	17,278	1,904,727
		25,704,863
Household & Personal Products - 1.67%
Church & Dwight Co, Inc.	33,316	2,192,193
Kimberly-Clark Corp.	9,166	1,070,864
		3,263,057
Insurance - 1.27%
Prudential Financial, Inc.	25,750	2,468,137

Materials - 5.47%
Bemis Co, Inc.	39,310	2,079,499
DowDuPont, Inc.	51,890	2,762,105
The Mosaic Co.	50,431	1,576,977
Quaker Chemical Corp.	9,878	2,064,403
Sensient Technologies Corp.	33,728	2,182,202
		10,665,186
Media & Entertainment - 1.94%
Alphabet, Inc. - Class C (b)	1,760	1,971,059
CBS Corp. - Class B	36,000	1,807,560
		3,778,619

	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences - 5.33%
Amgen, Inc.	9,985	1,897,949
Gilead Sciences, Inc.	31,365	2,039,352
Johnson & Johnson	18,187	2,485,072
Thermo Fisher Scientific, Inc.	15,282	3,966,749
		10,389,122
Retailing - 2.24%
The TJX Companies, Inc.	54,206	2,780,226
Williams-Sonoma, Inc.	27,214	1,582,766
		4,362,992
Semiconductors & Semiconductor Equipment - 3.17%
Analog Devices, Inc.	25,646	2,743,096
Cirrus Logic, Inc. (b)	36,680	1,471,969
Skyworks Solutions, Inc.	24,008	1,960,493
		6,175,558
Software & Services - 8.60%
CACI International, Inc. - Class A (b)	15,063	2,745,382
Mastercard, Inc. - Class A	15,085	3,390,655
MAXIMUS, Inc.	33,756	2,385,874
Microsoft Corp.	31,553	3,534,883
Paychex, Inc.	34,675	2,670,669
Total System Services, Inc.	21,586	2,037,718
		16,765,181
Technology Hardware & Equipment - 7.48%
Apple, Inc.	23,722	4,107,464
Avnet, Inc.	34,439	1,497,752
Badger Meter, Inc.	32,171	1,892,942
Cisco Systems, Inc.	54,857	2,839,947
Corning, Inc.	73,962	2,574,617
MTS Systems Corp.	31,611	1,684,866
		14,597,588
Telecommunication Services - 1.18%
Verizon Communications, Inc.	40,418	2,300,593

Transportation - 3.20%
Atlas Air Worldwide Holdings, Inc. (b)	31,436	1,689,371
Norfolk Southern Corp.	12,000	2,151,600
United Parcel Service, Inc. - Class B	21,872	2,410,294
		6,251,265

	Shares	Value
Utilities - 0.98%
American Water Works Co., Inc.	18,736	1,903,952
TOTAL COMMON STOCKS (Cost $162,080,238)		183,526,545

SHORT-TERM INVESTMENT - 5.51%
Money Market Mutual Fund - 5.51%
Dreyfus Government Cash Management - Institutional Class, 2.30% (c)	10,751,619	10,751,619
TOTAL SHORT-TERM INVESTMENT (Cost $10,751,619)		10,751,619

Total Investments (Cost $172,831,857) - 99.62%		194,278,164
Other Assets in Excess of Liabilities - 0.38%		745,954
TOTAL NET ASSETS - 100.00%		$195,024,118

Percentages are stated as a percent of net assets.

Notes to Schedule of Investments
(a)	Foreign issued security. Foreign concentration (including ADRs) was as follows: Curacao 0.83%, Ireland 1.12%, Jersey 1.01%, United Kingdom 1.37%.
(b)	Non-income producing security.
(c)	Variable rate security. Rate listed is the 7-day yield as of February 28, 2019.

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard(GICS®).
GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC(“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

BMT Multi-Cap Fund
Schedule of Investments, February 28, 2019
Summary of Fair Value Exposure at February 28, 2019

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards have no material impact on the Funds' financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2019:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$183,526,545	$–	$–	$183,526,545
Total Equity	183,526,545	–	–	183,526,545
Short-Term Investment
Money Market Mutual Fund	10,751,619	–	–	10,751,619
Total Short-Term Investment	10,751,619	–	–	10,751,619
Total Investments*	$194,278,164	$–	$–	$194,278,164

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  BMT Investment Funds

By (Signature and Title)  /s/ Jennifer Dempsey Fox
                                         Jennifer Dempsey Fox, President

Date   April 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jennifer Dempsey Fox
                                          Jennifer Dempsey Fox, President

Date  April 15, 2019

By (Signature and Title)* /s/ Marc Jenkins
                                          Marc Jenkins, Treasurer

Date   April 15, 2019

* Print the name and title of each signing officer under his or her signature.